Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com

Telephone: 202/387-5400              Fax:  949/673-4525

                    December 9, 2013

Kristina Aberg
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Rock Run Acquisition Corporation
		File No. 000-55054

Dear Ms. Aberg:

     Attached for filing with the Securities and Exchange
Commission in response to the Commission's letter of October 23, 2013, is Amendment No. 1 to the Rock Run Acquisition
Corporation (the "Company") Form 10-12G. The written acknowledgement from the Company has been filed simultaneously with the amendment and this letter.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter of October 23, 2013.

General

	1. Disclosure has been added and appears on the first page of the registation statement and beginning on page 4.

	2. The Company acknowledges the Staff's reminder of the reporting requirements under the Exchange Act and is preparing the Form 10-Q for the period ended September 30, 2013.

	3. Messrs. McKillop and Cassidy are principals of the Company and are acting in such capacity. The securities of the Company are issued by new management of the Company after the change in control.

	4. The inconsistency has been clarified by the expansion of the disclosure throughout the registration statement.

	5. The disclosure has been clarified by the expansion of the disclosure throughout the registration statement.

Business

	6. The requested has been added and appears on page 2 of the registration statement and on page 1.

	7. The requested has been added and appears beginning on page 16 of the registration statement.

	8. The requested has been added and appears on page 26 of the registration statement.

	9. The requested has been added and appears on page 13 of the registration statement.

Aspects of a Public Company

	10. The requested has been added and appears on page 2 of the registration statement.

Risk Factors

	11. The requested has been added and appears on pages 6 and 8 of the registration statement.

Rock Run will probably effect a business combination which may have ...

	12. The requested has been added and appears on page 10 of the registration statement.

Conflicts of Interest

	13. The requested has been added and appears on page 26 of the registration statement.

	14. The requested has been added and appears on page 27 of the registration statement.

	15. The requested has been added and appears on page 26 of the registration statement


                         Sincerely,



                         /s/ Lee W. Cassidy